Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Aggregate Amortization Expense	$ 17,835	$ 21,426	$ 18,415